[LETTERHEAD OF WACHTELL, LIPTON, ROSEN & KATZ]

April 25, 2005

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

    Re:
    IAC/InterActiveCorp
    Expedia, Inc.
    Co-Registrants on Form S-4

Ladies and Gentlemen:

        On behalf of IAC/InterActiveCorp, a Delaware corporation ("IAC") and Expedia, Inc., a Delaware corporation ("Expedia," and together with IAC, the "Co-Registrants"), we transmit herewith via electronic transmission for filing under the Securities Act of 1933, as amended, and pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended, the Co-Registrants' Registration Statement on Form S-4 (the "Registration Statement").

        The Registration Statement includes a preliminary proxy statement/prospectus and form of proxy in respect of (1) the spin-off of Expedia from IAC to holders of shares of IAC Common Stock and IAC Class B Common Stock (together, the "IAC Common Shares") by way of a reclassification of IAC's Common Shares, and (2) IAC's annual meeting of stockholders, at which IAC will present a number of proposals to its stockholders, including, among other matters, proposals to effect the spin-off transaction.

        Sufficient funds have been deposited with the Securities and Exchange Commission (the "Commission") to cover the filing fee of $2,279,920, calculated pursuant to Securities Act Rule 457 in the manner set forth in detail on the cover page of the Registration Statement.

        Should you have any questions or require any additional information in connection with the filing, please do not hesitate to contact the Co-Registrants' counsel at Wachtell, Lipton, Rosen & Katz, Pamela S. Seymon at (212) 403-1205, Adam J. Shapiro at (212) 403-1320 or Roy J. Katzovicz at (212) 403-1313.

Very truly yours,
/s/ ADAM J. SHAPIRO
Adam J. Shapiro

Enclosures

cc:
IAC/InterActiveCorp
Expedia, Inc.
The Nasdaq Stock Market, Inc.